Supplement to the
Fidelity® Strategic Real Return Fund
Class A, Class M, Class C, Class I, and Class Z
November 29, 2024
Prospectus

The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The floating rate loan category includes floating rate loans, many of which are lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other floating rate securities such as money market securities, repurchase agreements, and shares of money market and short-term bond funds. The inflation-protected debt category is a passively managed investment strategy attempting to track the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. The index is composed of inflation-protected debt securities issued by the U.S. Treasury. The Adviser may use statistical sampling techniques to attempt to replicate the returns of the index using a smaller number of securities. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as duration, maturity, interest rate sensitivity, security structure, and credit quality. The commodity-linked derivative instruments and related investments category includes commodity-linked notes, other commodity-linked derivative instruments, such as commodity futures and swaps, and commodity-related equity securities that seek to provide investment returns that correspond to the performance of an index chosen by the Adviser to represent the commodities market, as well as short-term investment-grade debt securities. As of September 30, 2025, the Adviser was using the Bloomberg Commodity 3 Month Forward Total Return Index to represent the commodities market. The REIT and other real estate related investments category includes common and preferred stocks of REITs that either own properties or make construction or mortgage loans, mortgage securities, and other debt and equity securities of real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry.
The following information replaces similar information found in the "Appendix" section under the "Additional Index Information" heading.
Fidelity Strategic Real Return Composite IndexSM is a customized blend of unmanaged indexes, weighted as follows: Bloomberg Commodity 3 Month Forward Total Return Index - 15%; Morningstar® LSTA® US Performing Loans - 25%; Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index - 25%; MSCI ACWI Commodity Producers Sector Capped Index - 15%; FTSE® NAREIT® Equity REITs Index - 10% and ICE® BofA® US Real Estate Index - 10%. The composition differed in periods prior to October 1, 2025.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Moulis (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Matthew Moulis is Co-Portfolio Manager of Fidelity® Strategic Real Return Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Moulis has worked as a research analyst and portfolio manager.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund.
Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
ARRS-PSTK-1025-146 1.820981.146	October 1, 2025
Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2024
Prospectus

The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The floating rate loan category includes floating rate loans, many of which are lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other floating rate securities such as money market securities, repurchase agreements, and shares of money market and short-term bond funds. The inflation-protected debt category is a passively managed investment strategy attempting to track the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. The index is composed of inflation-protected debt securities issued by the U.S. Treasury. The Adviser may use statistical sampling techniques to attempt to replicate the returns of the index using a smaller number of securities. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as duration, maturity, interest rate sensitivity, security structure, and credit quality. The commodity-linked derivative instruments and related investments category includes commodity-linked notes, other commodity-linked derivative instruments, such as commodity futures and swaps, and commodity-related equity securities that seek to provide investment returns that correspond to the performance of an index chosen by the Adviser to represent the commodities market, as well as short-term investment-grade debt securities. As of September 30, 2025, the Adviser was using the Bloomberg Commodity 3 Month Forward Total Return Index to represent the commodities market. The REIT and other real estate related investments category includes common and preferred stocks of REITs that either own properties or make construction or mortgage loans, mortgage securities, and other debt and equity securities of real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry.
The following information replaces similar information found in the "Appendix" section under the "Additional Index Information" heading.
Fidelity Strategic Real Return Composite IndexSM is a customized blend of unmanaged indexes, weighted as follows: Bloomberg Commodity 3 Month Forward Total Return Index - 15%; Morningstar® LSTA® US Performing Loans - 25%; Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index - 25%; MSCI ACWI Commodity Producers Sector Capped Index - 15%; FTSE® NAREIT® Equity REITs Index - 10% and ICE® BofA® US Real Estate Index - 10%. The composition differed in periods prior to October 1, 2025.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Moulis (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Matthew Moulis is Co-Portfolio Manager of Fidelity® Strategic Real Return Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Moulis has worked as a research analyst and portfolio manager.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund.
Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
RRS-PSTK-1025-131 1.820982.131	October 1, 2025
Supplement to the
Fidelity® Strategic Real Return Fund
Class K6
November 29, 2024
Prospectus

The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The floating rate loan category includes floating rate loans, many of which are lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other floating rate securities such as money market securities, repurchase agreements, and shares of money market and short-term bond funds. The inflation-protected debt category is a passively managed investment strategy attempting to track the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. The index is composed of inflation-protected debt securities issued by the U.S. Treasury. The Adviser may use statistical sampling techniques to attempt to replicate the returns of the index using a smaller number of securities. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as duration, maturity, interest rate sensitivity, security structure, and credit quality. The commodity-linked derivative instruments and related investments category includes commodity-linked notes, other commodity-linked derivative instruments, such as commodity futures and swaps, and commodity-related equity securities that seek to provide investment returns that correspond to the performance of an index chosen by the Adviser to represent the commodities market, as well as short-term investment-grade debt securities. As of September 30, 2025, the Adviser was using the Bloomberg Commodity 3 Month Forward Total Return Index to represent the commodities market. The REIT and other real estate related investments category includes common and preferred stocks of REITs that either own properties or make construction or mortgage loans, mortgage securities, and other debt and equity securities of real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry.
The following information replaces similar information found in the "Appendix" section under the "Additional Index Information" heading.
Fidelity Strategic Real Return Composite IndexSM is a customized blend of unmanaged indexes, weighted as follows: Bloomberg Commodity 3 Month Forward Total Return Index - 15%; Morningstar® LSTA® US Performing Loans - 25%; Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index - 25%; MSCI ACWI Commodity Producers Sector Capped Index - 15%; FTSE® NAREIT® Equity REITs Index - 10% and ICE® BofA® US Real Estate Index - 10%. The composition differed in periods prior to October 1, 2025.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Moulis (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Matthew Moulis is Co-Portfolio Manager of Fidelity® Strategic Real Return Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Moulis has worked as a research analyst and portfolio manager.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund.
Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
RRS-K6-PSTK-1025-107 1.9900306.107	October 1, 2025